Significant Accounting Policies - Advertising Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Advertising costs	$ 131,434	$ 92,031